Subsequent Events (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 25, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Inflation of paid capital and reserves (in Dollars)		$ 95,989,016,547
Percentage of dividend distribution of remaining liquid profit		60.00%
Dividend distribution per share (in Dollars per share)		$ 2.18053623438
Ordinary shares of dividend (in Shares)		101,017,081,114
Percentage of retained liquid profit after dividend		40.00%
Dividend distribution profit percentage		47.60%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Dividend distribution per share (in Dollars per share)	$ 2.18053623438